Annual Total Returns (Vanguard Target Retirement Income Fund - Investor Shares Retail) (Vanguard Target Retirement Income Fund, Vanguard Target Retirement Income Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Annual Total Return
2012	8.23%
2011	5.25%
2010	9.39%
2009	14.28%
2008	(10.93%)
2007	8.17%
2006	6.38%
2005	3.33%
2004	6.82%